Derivative Financial Instruments	10 Months Ended
Jan. 01, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
I. DERIVATIVE FINANCIAL INSTRUMENTS
The Company is exposed to market risk from changes in foreign currency exchange rates, interest rates, stock prices and commodity prices. As part of the Company’s risk management program, a variety of financial instruments such as interest rate swaps, currency swaps, purchased currency options, foreign exchange contracts and commodity contracts, are used to mitigate interest rate exposure, foreign currency exposure and commodity price exposure.
Financial instruments are not utilized for speculative purposes. If the Company elects to do so and if the instrument meets the criteria specified in ASC 815, management designates its derivative instruments as cash flow hedges, fair value hedges or net investment hedges. Generally, commodity price exposures are not hedged with derivative financial instruments and instead are actively managed through customer pricing initiatives, procurement-driven cost reduction initiatives and other productivity improvement projects. In the first quarter of 2010, the Company acquired a portfolio of derivative financial instruments in conjunction with the Merger, which Black & Decker entered into in the ordinary course of business. At the March 12, 2010 merger date, the Company established its intent for each derivative. The Company terminated all outstanding interest rate swaps and foreign currency forwards hedging future purchases of inventory denominated in a foreign currency. For other foreign currency forwards and commodity derivatives, the Company elected to leave the instruments in place as an economic hedge only and account for them as undesignated. Net investment hedges were re-designated.
A summary of the fair value of the Company’s derivatives recorded in the Consolidated Balance Sheets are as follows (in millions):

	Balance Sheet			Balance Sheet
	Classification	1/1/11	1/2/10	Classification	1/1/11	1/2/10
Derivatives designated as hedging instruments:
Interest Rate Contracts Cash Flow	Other current assets	$—	$—	Accrued expenses	$—	$2.2
	LT other assets	—	7.3	LT other liabilities	17.3	—
Interest Rate Contracts Fair Value	Other current assets	5.5	4.5	Accrued expenses	—	—
	LT other assets	10.7	0.1	LT other liabilities	11.9	2.7
Foreign Exchange Contracts Cash Flow	Other current assets	0.7	0.1	Accrued expenses	5.6	31.2
	LT other assets	—	—	LT other liabilities	—	—
Net Investment Hedge	Other current assets	11.7	—	Accrued expenses	17.7	29.1

		$28.6	$12.0		$52.5	$65.2

Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Other current assets	$26.4	$18.5	Accrued expenses	$59.1	$19.5
	LT other assets	—	2.8	LT other liabilities	4.1	—

		$26.4	$21.3		$63.2	$19.5

The counterparties to all of the above mentioned financial instruments are major international financial institutions. The Company is exposed to credit risk for net exchanges under these agreements, but not for the notional amounts. The credit risk is limited to the asset amounts noted above. The Company limits its exposure and concentration of risk by contracting with diverse financial institutions and does not anticipate non-performance by any of its counterparties. Further, as more fully discussed in Note M, Fair Value Measurements, the Company considers non-performance risk of its counterparties at each reporting period and adjusts the carrying value of these assets accordingly. The risk of default is considered remote.
In 2010, significant cash flows related to derivatives including those that are separately discussed in Cash Flow Hedges, Net Investment Hedges and Undesignated Hedges below resulted in net cash paid of $64.0 million. The Company also received $30.1 million in March 2010 from the termination of $325.0 million notional of fixed to variable interest rate swaps that became undesignated at the merger date and as a result the cash inflow was reported within investing activities in the consolidated statement of cash flows.
In 2009, significant cash flows related to derivatives included cash payments of $15.5 million on a Great Britain pound currency swap maturity and a Canadian dollar swap termination; both of these swaps were classified as undesignated.
CASH FLOW HEDGES — There was a $50.2 million after-tax loss as of January 1, 2011 and a $4.8 million after-tax gain as of January 2, 2010 and January 3, 2009 reported for cash flow hedge effectiveness in Accumulated other comprehensive loss. An after-tax loss of $13.3 million is expected to be reclassified to earnings as the hedged transactions occur or as amounts are amortized within the next twelve months. The ultimate amount recognized will vary based on fluctuations of the hedged currencies and interest rates through the maturity dates.
The tables below detail pre-tax amounts reclassified from Accumulated other comprehensive loss into earnings for active derivative financial instruments during the periods in which the underlying hedged transactions affected earnings for the twelve months ended January 1, 2011 and January 2, 2010 (in millions):

		Classification of	Gain (Loss)	Gain (Loss)
		Gain (Loss)	Reclassified from	Recognized in
Year-to-date 2010	Gain (Loss)	Reclassified from	OCI to Income	Income
(In millions)	Recorded in OCI	OCI to Income	(Effective Portion)	(Ineffective Portion*)
Interest Rate Contracts	$(24.8)	Interest expense	$(1.6)	$—
Foreign Exchange Contracts	$(16.0)	Cost of sales	$(2.3)	—
Foreign Exchange Contracts	$6.8	Other-net	$8.5	—

		Classification of	Gain (Loss)	Gain (Loss)
		Gain (Loss)	Reclassified from	Recognized in
Year-to-date 2009	Gain (Loss)	Reclassified from	OCI to Income	Income
(In millions)	Recorded in OCI	OCI to Income	(Effective Portion)	(Ineffective Portion*)
Interest Rate Contracts	$7.2	Interest expense	$(4.6)	$—
Foreign Exchange Contracts	$(0.5)	Cost of sales	$4.7	—
Foreign Exchange Contracts	$(7.7)	Other-net	$(3.5)	—

*	Includes ineffective portion and amount excluded from effectiveness testing on derivatives.
For 2010, the hedged items’ impact to the consolidated statement of operations was a gain of $2.3 million in Cost of Sales and a loss of $8.5 million, in Other, net. For 2009, the hedged items’ impact to the consolidated statement of operations was a loss of $4.7 million in Cost of Sales and a gain of $4.5 million, in Other, net. There was no impact related to the interest rate contracts’ hedged items for any period presented. The impact of de-designated hedges was immaterial for all periods presented.
During 2010, 2009 and 2008, an after-tax loss of $2.9 million, an after-tax loss of $1.1 million and an after-tax gain of $42.9 million, respectively, was reclassified from Accumulated other comprehensive loss into earnings (inclusive of the gain/loss amortization on terminated derivative financial instruments) during the periods in which the underlying hedged transactions affected earnings.
Interest Rate Contract: The Company enters into interest rate swap agreements in order to obtain the lowest cost source of funds within a targeted range of variable to fixed-rate debt proportions. At January 1, 2011, the Company had $400 million of forward starting swaps outstanding fixing the interest rate on the expected refinancing of debt in 2012 as discussed below. At January 2, 2010, the Company had outstanding contracts fixing the interest rate on its $320.0 million floating rate convertible notes and $400 million of forward starting swaps outstanding fixing the interest rate on the expected refinancing of debt in 2012.
In May 2010, the Company executed forward starting interest rate swaps with an aggregate notional amount of $400 million fixing interest at 3.95%. The objective of the hedge was to offset the expected variability on future payments associated with the interest rate on debt instruments. In connection with the August 31, 2010 issuance of the $400 million of senior unsecured 2040 Term Bonds, as discussed in Note H, Long Term Debt and Financing Arrangements, these forward-starting interest rate swaps were terminated. The terminations resulted in cash payments of $48.4 million. This loss ($30.0 million on an after-tax basis) was recorded in Accumulated other comprehensive loss and will be amortized to earnings over the first ten years in which the interest expense related to the 2040 Term Bonds is recognized. The cash flows stemming from the termination of such interest rate swaps designated as cash flow hedges are presented within financing activities in the consolidated statement of cash flows.
In December 2009, the Company executed forward starting interest rate swaps with an aggregate notional amount of $400 million fixing 10 years of interest payments at 4.78% beginning in November 2012. The objective of the hedge is to offset the expected variability on future payments associated with the interest rate on debt instruments expected to be issued in November 2012. Gains or losses on the swaps are recorded in Accumulated other comprehensive loss and will be subsequently reclassified into earnings as the future interest expense is recognized in earnings or as ineffectiveness occurs. These swaps have a mandatory early termination requirement in November 2012.
Foreign Currency Contracts
Forward contracts: Through its global businesses, the Company enters into transactions and makes investments denominated in multiple currencies that give rise to foreign currency risk. The Company and its subsidiaries regularly purchase inventory from subsidiaries with non-U.S. dollar functional currencies which creates currency-related volatility in the Company’s results of operations. The Company utilizes forward contracts to hedge these forecasted purchases of inventory. Gains and losses reclassified from Accumulated other comprehensive loss for the effective and ineffective portions of the hedge as well as any amounts excluded from effectiveness testing are recorded in Cost of sales. At January 1, 2011, the notional value of the forward currency contracts outstanding was $114.8 million, of which $46.0 million has been de-designated, maturing at various dates through 2011. As of January 2, 2010, there were no such outstanding hedge contracts.
Currency swaps: The Company and its subsidiaries have entered into various inter-company transactions whereby the notional values are denominated in currencies other than the functional currencies of the party executing the trade. In order to better match the cash flows of its inter-company obligations with cash flows from operations, the Company enters into currency swaps. In November 2010, currency swaps with a notional value of $150 million matured resulting in cash payments of $23.7 million. There were no outstanding currency swaps designated as cash flow hedges at January 1, 2011. The notional value of currency swaps was $150 million at January 2, 2010.
Purchased Option Contracts: The Company and its subsidiaries have entered into various inter-company transactions whereby the notional values are denominated in currencies other than the functional currencies of the party executing the trade. In order to better match the cash flows of its inter-company obligations with cash flows from operations, the Company enters into purchased option contracts. Gains and losses reclassified from Accumulated other comprehensive loss for the effective and ineffective portions of the hedge as well as any amounts excluded from effectiveness testing are recorded in Cost of sales. At January 1, 2011, the notional value of option contracts outstanding was $82.3 million, of which $36.4 million has been de-designated, maturing at various dates through 2011. As of January 2, 2010, there were no such outstanding option contracts.
FAIR VALUE HEDGES
Interest Rate Risk: In an effort to optimize the mix of fixed versus floating rate debt in the Company’s capital structure, the Company enters into interest rate swaps. In December 2010, the Company entered into interest rate swaps with notional values which equaled the Company’s $300 million 4.75% notes due in 2014 and $300 million 5.75% notes due in 2016. In January 2009, the Company entered into interest rate swaps with notional values which equaled the Company’s $200 million 4.9% notes due in 2012 and $250 million 6.15% notes due in 2013. These interest rate swaps effectively converted the Company’s fixed rate debt to floating rate debt based on LIBOR, thereby hedging the fluctuation in fair value resulting from changes in interest rates. The changes in fair value of the interest rate swaps were recognized in earnings as well as the offsetting changes in fair value of the underlying notes. The notional value of open contracts was $1.050 billion and $450 million as of January 1, 2011 and January 2, 2010, respectively. A summary of the fair value adjustments relating to these swaps is as follows (in millions):

	Year-to-Date 2010		Year-to-Date 2009
Income Statement	Gain/(Loss) on	Gain /(Loss) on	Gain/(Loss) on	Gain /(Loss) on
Classification	Swaps	Borrowings	Swaps	Borrowings
Interest Expense	$1.3	$(1.3)	$(2.6)	$2.6
In addition to the amounts in the table above, the net swap accruals for each period and amortization of the gains on terminated swaps are also reported in interest expense and totaled $12.7 million and $11.6 million for 2010 and 2009, respectively. Interest expense on the underlying debt was $28.3 million and $25.2 million for 2010 and 2009, respectively.
During 2008, the Company had interest rate swaps identical to the $200 million and $250 million swaps discussed above that were terminated in December 2008, resulting in pre-tax gains of $16.5 million, offset by the fair value adjustment to the carrying value of the underlying notes. At January 3, 2009 the carrying amounts of the $200 million and $250 million notes were increased by $8.4 million and $7.7 million respectively, related to this adjustment and are being amortized over the remaining term of the notes as a reduction of interest expense.
NET INVESTMENT HEDGES
Foreign Exchange Contracts: The Company utilizes net investment hedges to offset the translation adjustment arising from re-measurement of its investment in the assets and liabilities of its foreign subsidiaries. The total after-tax amounts in Accumulated other comprehensive loss were losses of $32.7 million and $11.8 million at January 1, 2011 and January 2, 2010, respectively. As of January 1, 2011, the Company had foreign exchange contracts that mature in March 2011 with notional values totaling $223.1 million outstanding hedging a portion of its euro denominated net investment and foreign exchange contracts that mature at various dates through April 2011 with notional values of $800.9 million outstanding hedging a portion of its pound sterling denominated net investment. As of January 2, 2010, the Company had one foreign exchange contract with a notional value of $223.4 million outstanding hedging a portion of its euro denominated net investment The Company had a foreign exchange contracts mature in February 2010 resulting in a loss of $16.1 million. Gains and losses on net investment hedges remain in Accumulated other comprehensive loss until disposal of the underlying assets. The details of the pre-tax amounts are below (in millions):

	Year-to-Date 2010			Year-to-Date 2009
			Ineffective			Ineffective
			Portion*			Portion*
	Amount	Effective Portion	Recorded in	Amount	Effective Portion	Recorded in
Income Statement	Recorded in OCI	Recorded in Income	Income	Recorded in OCI	Recorded in Income	Income
Classification	Gain (Loss)	Statement	Statement	Gain (Loss)	Statement	Statement
Other, net	$(31.4)	$—	$—	$(8.5)	$—	$—

*	Includes ineffective portion and amount excluded from effectiveness testing.
UNDESIGNATED HEDGES
Foreign Exchange Contracts: Currency swaps and foreign exchange forward contracts are used to reduce risks arising from the change in fair value of certain foreign currency denominated assets and liabilities (such as affiliate loans, payables and receivables). The objective of these practices is to minimize the impact of foreign currency fluctuations on operating results. The total notional amount of the contracts outstanding at January 1, 2011 was $2.3 billion of forward contracts and $219.4 million in currency swaps, maturing at various dates primarily through September 2011 with one currency swap maturing in December 2014. The total notional amount of the contracts outstanding at January 2, 2010 was $182.6 million of forward contracts and $160.5 million in currency swaps. Significant cash flows related to undesignated hedges during 2010 included net cash paid of $6.7 million. The income statement impacts related to derivatives not designated as hedging instruments for 2010 and 2009 are as follows (in millions):

		Year-to-Date 2010	Year-to-Date 2009
Derivatives Not		Amount of Gain (Loss)	Amount of Gain (Loss)
Designated as Hedging	Income Statement	Recorded in Income on	Recorded in Income on
Instruments under ASC 815	Classification	Derivative	Derivative
Foreign Exchange Contracts	Other, net	$38.5	$(7.6)
	Cost of Sales	$1.0	$—
Commodity Contracts: Commodity contracts were used to manage price risks related to material purchases — primarily zinc and copper — used in the manufacturing process. The objective of the contracts was to reduce the variability of cash flows associated with the forecasted purchase of these commodities. In conjunction with the Merger, the Company assumed commodity contracts with a total notional amount of 7.4 million pounds. During the second quarter of 2010, all commodity contracts matured or were terminated. No notional amounts were outstanding as of January 1, 2011. The income statement impacts related to commodity contracts not designated as hedging instruments were as follows (in millions):

Year-to-Date 2010
Derivatives Not		Amount of Gain (Loss)
Designated as Hedging	Income Statement	Recorded in Income on
Instruments under ASC 815	Classification	Derivative
Commodity Contracts	Other, net	$(1.3)